Financial Instruments - Summary of Effects of Forward Exchange Contracts on Financial Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Abstract]
Carrying value of forward exchange contracts		$ (0.7)
Gains (losses) recognized in profit and loss	$ 0.2	(2.5)
Gains (losses) recognized directly in equity	$ (0.2)	$ 1.1